Label	Element	Value
FS Multi-Strategy Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FS Multi-Strategy Alternatives Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FS Multi-Strategy Alternatives Fund (the “Fund”) seeks to provide shareholders with positive absolute returns over a complete market cycle.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Shareholder’s Guide — Purchases” section on page 118 of the Fund’s statutory Prospectus and in the “Shares of the Trust — Purchases” section on page 78 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the year ended December 31, 2020, the Fund’s portfolio turnover rate was 244%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	244.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Expense Reductions in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by actively allocating its assets across a broad spectrum of alternative investment strategies. The Fund will seek to provide exposure to alternative strategies with low correlation to equity and fixed income markets, which can enhance portfolio diversification. The strategy will be implemented through a rigorous quantitative and qualitative process intended to select high quality Underlying Managers and Alternative Beta Strategies (each as defined below). FS Fund Advisor, LLC (“FS” or the “Adviser”) typically allocates the assets of the Fund among a number of (i) asset managers (the “Underlying Managers”) that directly manage a portion of Fund assets in alternative investment strategies, and (ii) alternative beta providers (“Alternative Beta Providers”) that offer the Fund exposure to the “beta” portion — or market-related portion — of the returns of particular investment strategies (“Alternative Beta Strategies”). The Adviser may also manage all or a portion of the Fund’s assets directly. The Underlying Managers are sub‑advisers to the Fund. The Fund invests in Alternative Beta Strategies by entering into a total return swap (or similar instrument or other arrangement) with an Alternative Beta Provider, a financial institution. Alternative Beta Providers are swap (or similar instrument) counterparties, not sub‑advisers. The strategies employed by the Underlying Managers and Alternative Beta Providers are collectively referred to in this Prospectus as “Alternative Investment Strategies.” The Adviser, with the assistance of the Fund’s primary sub‑adviser, Wilshire Associates Incorporated (“Wilshire”), determines the allocation of the Fund’s assets. The Adviser is ultimately responsible for selecting the Alternative Investment Strategies, for identifying and retaining Underlying Managers with expertise in the selected strategies, and for determining the amount of Fund assets to allocate to each Alternative Investment Strategy. The Adviser may adjust allocations from time to time among Alternative Investment Strategies based on its assessment of market conditions and/or other factors. The Adviser, from time to time, may also choose not to allocate to certain Alternative Investment Strategies and there may be lengthy periods of time when there is no allocation to particular Alternative Investment Strategies, Underlying Managers or other strategies described in this Prospectus. Each Underlying Manager is responsible for the day‑to‑day management of the Fund’s assets that the Adviser allocates to it. The Adviser has entered into sub‑advisory agreements with, and may allocate the Fund’s assets to, the following Underlying Managers: Underlying Manager Strategy Chilton Investment Company, LLC (“Chilton”) Equity Long/Short Chilton pursues a long/short equity strategy focused on high-quality companies with strong business models and growth potential at reasonable valuations. MidOcean Credit Fund Management, L.P. (“MidOcean Credit Partners”) Credit Long/Short MidOcean implements an event-driven long/short credit strategy which seeks to capture current income and growth from three primary pockets of inefficiencies in the credit market: callable bonds, short-dated credit and crossover credit. Crabel Capital Management, LLC (“Crabel”) Systematic Trading Crabel specializes in the systematic, automated trading of worldwide futures and foreign exchange designed to capture market anomalies implemented through a technologically advanced, low latency infrastructure to deliver uncorrelated return. The investment strategy for each Underlying Manager listed above is its principal investment strategy, but the Underlying Managers may also implement other investment strategies in the portion of assets assigned to them. As noted above, the Fund’s primary sub‑adviser, Wilshire, assists the Adviser by evaluating and recommending Alternative Investment Strategies to the Adviser for use by the Fund. In addition, Wilshire provides recommendations to the Adviser for allocating and reallocating Fund assets among the Underlying Managers and Alternative Beta Providers and may also provide the Adviser with advice on investment decisions and underlying positions. However, Wilshire does not have discretionary authority with respect to the investment of the Fund’s assets. In conjunction with recommending Alternative Investment Strategies to the Fund, Wilshire performs due diligence on prospective Underlying Managers. In evaluating Underlying Managers and their strategies, Wilshire employs a due diligence process that includes both qualitative and quantitative analysis, including a proprietary six‑step qualitative manager review process that analyzes factors including organization and team, portfolio construction, investment process and risk management. Wilshire’s recommendations to the Adviser regarding investments and asset allocation are guided by portfolio construction techniques and are designed to maximize perceived opportunity sets and minimize unintended risks. Wilshire’s team takes a multi-faceted approach, focusing on expected return, expected risk, market dependency, diversification benefits, potential downside and other factors. Wilshire monitors risk with respect to each Underlying Manager, Alternative Beta Provider, Alternative Investment Strategy and the Fund overall through a comprehensive assessment of risk factors, market sensitivities and exposures. Complementing Wilshire’s review process, the Adviser performs its own due diligence, which may include reviews of the performance, personnel, compliance history, and infrastructure of current and prospective Underlying Managers. The Fund generally seeks to obtain exposure to Alternative Investment Strategies in a cost-efficient manner, particularly as compared to private investment vehicles that have historically been used to access alternative investment strategies. Alternative Beta Providers in particular may offer cost advantages over traditional alternative asset managers. Principal Strategies — Underlying Managers The Adviser, based on recommendations from Wilshire, may determine to allocate the Fund’s assets to Underlying Managers employing all or a subset of the non‑traditional and alternative strategies described below at any one time, and may change those allocations from time to time in its sole discretion. The Adviser may also direct an Underlying Manager to reduce or omit its investment in certain assets or asset classes in an effort to achieve its desired combination of the Fund’s strategies. In the future, Underlying Managers may employ other strategies not described herein. • “Equity Long/Short” strategies seek to generate positive absolute returns by long and short investing, based on fundamental evaluations, research and various analytical measurements (e.g., statistical, technical or other factors), in equity and equity-related investments. • “Relative Value” strategies seek to identify and benefit from price discrepancies between related assets (assets that share a common financial factor, such as interest rates, an issuer or an index). Relative Value opportunities generally rely on arbitrage (the simultaneous purchase and sale of related assets) and may exist between two issuers or within the capital structure of a single issuer. • “Global Macro” strategies seek to analyze macroeconomic variables to forecast future moves in global asset prices. A variety of different trading and investing styles can be utilized to identify opportunities across an unconstrained universe of markets and investments. • “Event Driven” strategies seek to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. Event Driven investing involves taking a view on the likelihood and potential outcome of certain types of corporate events, including business combinations, recapitalizations, restructurings, management changes, andother situations, and taking a long and/or short position in the company’s equity and/or debt securities. • “Credit Long/Short” strategies seek to deliver growth and income based returns through long/short credit investing. Credit Long/Short managers seek to maintain diversified exposure and adjust portfolio weightings based on opportunity. They generally employ a bottom‑up credit analysis and a value approach in selecting investments. • “Systematic Trading” strategies seek to produce total return by long and short investing across global fixed income, equity, currency and commodity markets. Systematic Trading managers may employ various investment styles. Some Tactical Trading managers may employ both fundamental analysis and quantitative modeling techniques. Tactical Trading managers typically have no bias towards long, short or neutral holdings. Principal Strategies — Alternative Beta Strategies Alternative Beta Providers provide the Fund exposure to Alternative Beta Strategies. Alternative Beta Strategies, sometimes referred to as risk premia strategies, seek to generate returns through particular investments in the broader securities markets that are designed to give exposure to independent risk factors, such as price momentum, size risk, commodity carry risk, and currency carry risk. These strategies call for investments in securities possessing one or more attributes that have historically been associated with, or are otherwise believed to offer, attractive investor returns as a result of their exposure to a particular risk factor. In general, Alternative Beta Strategies, while dependent on market movements for success, are expected to have relatively low correlation to broader market movements. The Adviser, with assistance from Wilshire, evaluates the actual and potential performance of Alternative Beta Strategies on a risk-adjusted basis. The Adviser will generally seek to allocate capital to Alternative Beta Strategies that offer attractive returns relative to the level of volatility in their investment results. In making investment decisions, the Adviser (and Wilshire, in making recommendations) will consider both the volatility of investment results associated with particular Alternative Beta Strategies and the effect of individual Alternative Beta Strategies on the risk-return profile of the Fund as a whole. The Fund may strategically allocate capital to relatively high-risk strategies if those strategies have the potential to generate correspondingly high returns or otherwise have a positive impact on the risk-return profile of the Fund as a whole. Alternative Beta Providers may pursue a wide range of investment approaches, including strategies that seek to replicate key investment characteristics of the strategies described under “Principal Strategies — Underlying Managers” above. Alternative Beta Strategies may also include, without limitation: • Value Strategies: Value strategies seek to take advantage of instruments that have low valuations. These strategies can be deployed to identify exposures to buy and/or sell in a either a directional or relative value manner. • Carry Strategies: Carry strategies seek to capture the tendency of higher-yielding assets to provide higher returns than lower-yielding assets. An asset’s “carry” is defined as its return assuming that market conditions stay the same, meaning that carry is the income earned if the asset’s price remains constant over the holding period. These strategies can be deployed to identify exposures to buy and/or sell in either a directional or relative value manner. • Curve Strategies: Curve strategies seek to benefit from structural inefficiencies often present in rate and commodity future yield curves. Different points on these curves can be impacted by excessive demand or supply stemming from structural flows from different market participants such as hedgers, producers, borrowers or lenders. These strategies can be deployed to identify exposures to buy and/or sell in either a directional or relative value manner. • Trend/Momentum Strategies: Momentum strategies seek to benefit from the historical tendency of assets’ recent relative performance to continue, typically focusing on investments that have performed relatively well over those that have underperformed. Trend strategies are effectively aggregations of momentum strategies, taking long positions in markets with recent positive returns and short positions in those with recent negative returns. The persistence in price trends has delivered excess returns over time, including and during some abnormal market conditions. These strategies can be deployed to identify exposures to buy and/or sell in either a directional or relative value manner. • Mean Reversion Strategies: Mean reversion investment strategies seek to benefit from the tendency of securities prices to exhibit mean-reverting behavior in a somewhat predictable fashion over specific time periods. These strategies can be deployed to identify exposures to buy and/or sell in either a directional or relative value manner. • Equity Risk Premia / Alternative Beta Strategies: • Low Beta: Low‑Beta strategies aim to benefit from the tendency of low‑beta stocks to outperform high-beta stocks on a risk-adjusted basis (where “beta” refers to a security’s sensitivity to broader market movements). Investors that have the ability to take long positions only or are subject to constraints on their use of leverage may prefer high-beta stocks, which provides an opportunity for low‑beta stocks to outperform on a relative basis. • Size: Size‑based strategies seek to take advantage of the tendency of smaller companies to outperform larger companies on a risk-adjusted basis. This may be due to the fact that smaller companies may be viewed as less transparent and less liquid, and may be avoided by some investors. • Value: Value-based equity strategies seek to take advantage of stocks that may be perceived as risky. Value stocks may be discounted by more than is justified, as investors often overestimate their riskiness, potentially positioning these stocks to outperform on a risk-adjusted basis. • Quality: Quality equity strategies seek to benefit from the tendency of stocks of companies with strong balance sheets to outperform at times when market sentiment favors companies with strong fundamentals. Investors may tend to underestimate this outperformance, potentially allowing Alternative Beta Strategies to obtain high-quality stocks at attractive prices under certain market conditions. • Momentum: Momentum equity strategies aim to take advantage of the tendency for strong relative performers to continue to outperform for certain periods of time. One explanation is that some investors react more slowly to new information, creating a “first-mover” advantage. • Thematic Strategies: Strategies can be employed to express views on market themes (i.e., macro, political, structural, regulatory) that are expected to influence the absolute or relative price change of individual securities and/or indices. • Volatility Strategies: Volatility strategies seek to capture returns from market participants’ tendency to overpay for volatility protection. Historically, the average implied volatility of index options has exceeded the realized volatility of the underlying index. This difference represents the volatility premium, or market participants’ willingness to pay for protection against losses when volatility suddenly increases. This strategy can be carried out in many asset classes, such as equities, foreign currencies, and rates. • Congestion Strategies and Similar Strategies: Congestion strategies seek to monetize structural inefficiencies around indices or other market participants adjusting their positions in a somewhat predictable fashion. For example, many benchmark bond indices rebalance on the last business day of each month. The rebalancing involves bringing new issuances during the month into the index, which leads to buying pressure at month‑end from asset managers that seek to track the index. This process has historically resulted in a persistent bullish market phenomenon at month‑end. Congestion strategies seek to benefit from this phenomenon. Similar Alternative Beta Strategies may also include other strategies that seek to benefit from other structural market phenomena, such has those involving extension of fixed income instruments. • Opportunistic, Hedge and Other Strategies: These strategies aim to provide systematic trading methods to capture a perceived or desired risk-adjusted return profile. Certain strategies may use entry or timing mechanisms, while others may exploit more obscure and hard‑to‑extract risk premia such as strategies that seek to benefit from equity index dispersion (the variance in performance of securities within an index). In sum, the Alternative Beta Strategies seek to capitalize upon investment opportunities present in markets by employing a systematic, rules-based approach. As discussed above, such opportunities may arise from, among other sources, market inefficiencies or investor behavioral biases. The Adviser may use Alternative Beta Strategies for longer-term investments, as well as for tactical purposes, including temporary positions pending placement of capital, as a hedge on the Fund’s overall portfolio, and/or for investing the Fund’s excess cash. The Adviser will make determinations regarding whether a particular strategy is most efficiently expressed through an Underlying Manager or an Alternative Beta Provider in its discretion on a case‑by‑case basis. Principal Strategies — General The Adviser may allocate up to 100% of the assets of the Fund among one or more Alternative Beta Providers that offer the Fund exposure to the returns of rules-based Alternative Investment Strategies that seek to achieve the Fund’s objective. An Alternative Beta Provider is a financial institution that serves as a counterparty to the Fund in a total return swap (or similar instruments or other arrangements) that offers exposure to the returns of a specified underlying asset. In a typical total return swap (or similar instrument) transaction with an Alternative Beta Provider, the Fund agrees to pay a fixed or variable interest rate to the Alternative Beta Provider in exchange for return earned on a specified underlying asset. Alternative Beta Providers in particular may offer cost advantages over traditional alternative asset managers. In general, Alternative Beta Strategies seek to identify and capitalize upon market inefficiencies and market behavioral biases (or risk premia). Alternative Beta Strategies typically have less correlation to traditional equity and fixed income markets than traditional investment strategies. The Fund generally seeks to obtain exposure to Alternative Investment Strategies in a cost-efficient manner, particularly as compared to private investment vehicles that have historically been used to access alternative investment strategies. Strategies may include historical trend (seeking to benefit from the historical tendency of securities with certain characteristics to outperform others), carry and curve, low beta, value and volatility premium and momentum strategies (which emphasize investing in securities that have better recent performance compared to other securities). The Adviser may also manage all or a portion of the Fund’s assets directly. The Fund’s portfolio may include, without limitation: (i) equity securities, including common and preferred stocks, convertible securities, rights and warrants, depositary receipts, real estate investment trusts (“REITs”), pooled investment vehicles, including other investment companies, such as exchange-traded funds (“ETFs”), exchange-traded vehicles (“ETVs”) and partnership interests; (ii) fixed income and/or floating rate securities, including debt issued by companies, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities and political subdivisions, covered bonds, notes, debentures, debt participations, convertible bonds, non‑investment grade securities (commonly known as “junk bonds”), bank loans (including senior secured loans) and other direct indebtedness and exchange-traded notes (“ETNs”); (iii) mortgage-backed and other mortgage-related securities, asset-backed securities, municipal securities, to‑be announced (“TBA”) securities and custodial receipts; and (iv) currencies. The Fund’s investments may be publicly traded or privately issued or negotiated. The Fund may invest without restriction as to issuer capitalization, currency, maturity or credit rating. The Fund’s investments may include U.S. securities and non‑U.S. securities (including emerging market securities), including securities denominated in a currency other than the U.S. dollar. The Fund may use derivatives for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes (although the Fund is not required to hedge any of its positions or to use derivatives). The Fund’s derivative investments may include, without limitation: (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non‑deliverable forwards; and (v) other instruments, including structured securities and contracts for differences (“CFDs”) (collectively, “Financial Instruments”). As a result of the Fund’s use of Financial Instruments or as an investment strategy, the Fund may also hold significant amounts of U.S. Treasury Bills or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Fund may obtain investment leverage through the use of Financial Instruments or other means. As a result, the sum of the Fund’s investment exposures may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. The Fund may implement short positions through short sales of any instrument (including ETFs) that the Fund may purchase for investment or by using options, swaps, futures, forwards and other Financial Instruments. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset that it does not currently own at a specified price and time in the future. This gives the Fund a short position with respect to that asset. The Fund may make investments through one or more subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”) and may invest up to 25% of its total assets in the Subsidiaries. Generally, each Subsidiary will invest primarily in commodity futures, forwards and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in each Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, each Subsidiary may invest without limitation in commodity-linked derivative instruments, however, each Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and each Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of each Subsidiary, each Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, each Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole shareholder of each Subsidiary and does not expect shares of a Subsidiary to be offered or sold to other investors. Up to 15 percent of the Fund’s net assets may be invested in illiquid investments, which may include privately placed securities that may only be resold in reliance on Rule 144A under the Securities Act of 1933. Although the Fund intends to normally invest in Alternative Investment Strategies, it retains the flexibility to allocate as little as none or as much as all of its capital to particular Underlying Managers and/or Alternative Beta Providers. The Fund is considered non‑diversified, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. Each risk noted below is considered a principal risk of the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully. Please refer to the “Additional Information about the Fund — Additional Risks” section in the Fund’s statutory Prospectus for additional information. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Unless otherwise specified, references in this section to investments by the Fund refer to direct investments made or held by the Fund and/or indirect investments to which the Fund may have exposure through an Alternative Beta Strategy. Derivatives Risk The Fund may invest in Financial Instruments, including swap agreements, futures contracts, forwards and other derivative instruments, that may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non‑hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Fund may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk. Equity Risk The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. A variety of factors can negatively impact the value of equity securities, including factors affecting individual companies, industries, securities markets or economies. Market Risk Investments in securities, in general, are subject to market risks, including increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment that may cause their prices to fluctuate over time. An investment in the Fund may lose money. Volatility Risk The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss. Counterparty Risk The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. Credit/Default Risk An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and principal when due or default on any other obligation, which may impair the liquidity and value of the Fund’s investment. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights. Event-Driven Trading Risk The Fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance. Foreign Investments and Emerging Markets Risk The Fund may invest in the securities of non‑U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices. Interest Rate Risk Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser or Wilshire. There may be less governmental action in the future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. Market Capitalization Risk (Small-, Mid‑ and Large‑Cap Stocks Risk) To the extent the Fund emphasizes small-, mid‑, or large‑cap stocks, it takes on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Small- or mid‑cap capitalization stocks may be more volatile and more affected by sector or market events than larger-capitalization stocks. Model and Technology Risk The Adviser, Underlying Managers, and Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external sources. Multi-Manager and Allocation Risk The success of the Fund’s investment strategy depends on, among other things, the Adviser’s ability, based on recommendations from Wilshire, to select Underlying Managers, Alternative Beta Providers and Alternative Investment Strategies to implement the Fund’s investment objective and the Adviser’s success in allocating assets, based on recommendations from Wilshire, to those Underlying Managers and Alternative Beta Providers. The Fund’s Underlying Managers and/or Alternative Beta Strategies may underperform the market generally or underperform other investment managers that could have been selected for the Fund. In addition, some Underlying Managers may have little or no experience managing assets for an open‑end fund, which is different from the hedge funds and similar vehicles with which most Underlying Managers have expertise. Non‑Investment Grade Fixed Income Securities Risk Non‑investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations, increased risk of price volatility, increased risk of illiquidity and other risks. Short Sales Risk A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses. Arbitrage Strategies Risk The Fund may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If there is a perception that the proposed transaction will not be consummated or will be delayed, the market price of the security may decline sharply. Commodities Risk To the extent that the Fund gains exposure to the commodities markets, such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of certain commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Currency Risk The Fund’s returns may be adversely impacted by changes in currency exchange rates. Hedging Transactions Risk The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it. High Portfolio Turnover Risk Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark‑ups and other transaction costs, which could reduce the Fund’s return. Highly Leveraged Transactions Risk The loans or other debt instruments in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or other debt instruments that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments. Investment Style Risk Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non‑traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Risks also exist that Underlying Managers may fail to fully adhere to stated or agreed-upon investment strategies and goals. An Underlying Manager may make certain changes to the strategies that the manager has previously used, may not use such strategies at all, may use additional strategies or may lose a license permitting the use of a proprietary model. Such changes may not be fully disclosed to the Fund’s Board of Trustees or the Adviser. As a result, the Fund’s portfolio could correlate with broader securities markets more closely than anticipated, or may otherwise fail to achieve desired performance. Alternative Beta Strategies seek to generate returns through exposure to portfolios of risky assets that are selected based on non‑traditional criteria. These strategies may involve elevated risk insofar as they may not involve detailed, issuer-specific fundamental analysis. Alternative Beta Strategies may give the Fund exposure to individual issuers that face significant operational, financial, regulatory or other challenges. New Fund Risk The Fund has a limited operating history. Investors bear the risk that the Fund may not grow to or maintain an economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders. Rule 144A and Other Exempted Securities Risk The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to liquidity and other regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could affect adversely the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. Valuation Risk The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. Leverage Risk Leverage occurs when the Fund directly or indirectly increases its assets available for investment using borrowings, short sales, Financial Instruments, or similar instruments or techniques. The use of leverage may make any change in the Fund’s NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Fund will lose more than it has invested. Leverage can also create interest or other transactional expenses that may lower the Fund’s overall returns. The use of leverage may cause the Fund to liquidate portfolio positions at disadvantageous times in order to satisfy its obligations or to meet any asset segregation or position coverage requirements. Cyber Security and Operational Risk The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders. Issuer Risk An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, the spread of infectious illness (including epidemics and pandemics) or other events, conditions or factors. Liquidity Risk Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss. Non‑Diversification Risk The Fund is classified as a “non‑diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers. Regulatory Risk Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. Structured Products and Structured Notes Risk A structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Tax Risk In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or a Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Activist Strategies Risk The Fund may purchase securities of companies that are the subject of proxy contests or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company’s securities to increase. There is a risk that the market price of the company’s securities will fall if the proxy contest, or the new management, is not successful. Convertible Securities Risk If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. “Mandatory” convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock. Exchange-Traded Product Risk The Fund may invest in long (or short) positions in ETFs, ETVs and ETNs (collectively with ETFs and ETVs, “ETPs”). Through its positions in ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase), and will bear its proportionate share of the ETP’s fees and expenses. In addition, certain of the ETPs may hold common portfolio positions, thereby reducing any diversification benefits. Fixed Income Risk The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default. Loans and other direct indebtedness involve the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Investment in Other Investment Companies Risk As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, Securities and Exchange Commission (“SEC”) rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. Limited Capacity Risk Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund’s assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund. Mortgage-Backed and Other Asset-Backed Risk Mortgage-backed and other asset-based securities are subject to risks associated with credit/default risk, interest rate risk, and prepayment risk, as well as the risk of declining values of underlying collateral assets. Small movements in interest rates may dramatically affect the value of certain mortgage- and asset-backed securities. Preferred Stock Risk Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates). Prepayment Risk The Fund faces prepayment risk with respect to certain fixed-income investments. When interest rates fall, certain fixed income obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields, potentially reducing overall Fund returns. U.S. Government Securities Risk The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Fund. Such issuers may not have the funds to meet their payment obligations in the future. Custody Risk The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems. Subsidiary Risk By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or Subsidiary to continue to operate as it does currently and could adversely affect the Fund. Swap Agreements Risk In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk. As with any fund, there is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose part or all of your investment or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversification Risk The Fund is classified as a “non‑diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on May 16, 2017. The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors that are tax‑exempt or hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for Class I only. After‑tax returns for other classes will vary. The Fund’s current performance for the most recent month end can be obtained by calling 1‑877‑628‑8575 or by visiting the Fund’s website at www.fsinvestments.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑877‑628‑8575
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q1 2019: +4.42% Worst Quarter: Q1 2020 = -5.56%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors that are tax‑exempt or hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Class I only. After‑tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The BofA Merrill Lynch 3‑Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a month. At the end of the month, that issue is sold and rolled into a newly selected issue. The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies.
FS Multi-Strategy Alternatives Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses Not Including Dividend or Interest Expense	rr_Component1OtherExpensesOverAssets	1.26%	[1]
Dividend and Interest Expense	rr_Component2OtherExpensesOverAssets	0.66%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.92%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%	[1]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	1.01%	[1],[4]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	2.16%	[1]
1 Year	rr_ExpenseExampleYear01	$ 219
3 Years	rr_ExpenseExampleYear03	883
5 Years	rr_ExpenseExampleYear05	1,572
10 years	rr_ExpenseExampleYear10	$ 3,406
2017	rr_AnnualReturn2017	1.90%
2018	rr_AnnualReturn2018	(3.82%)
2019	rr_AnnualReturn2019	7.77%
2020	rr_AnnualReturn2020	(3.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.56%)
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
FS Multi-Strategy Alternatives Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses Not Including Dividend or Interest Expense	rr_Component1OtherExpensesOverAssets	1.26%	[1]
Dividend and Interest Expense	rr_Component2OtherExpensesOverAssets	0.66%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.92%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%	[1]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	1.01%	[1],[4]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	2.41%	[1]
1 Year	rr_ExpenseExampleYear01	$ 805
3 Years	rr_ExpenseExampleYear03	1,477
5 Years	rr_ExpenseExampleYear05	2,170
10 years	rr_ExpenseExampleYear10	$ 4,001
1 Year	rr_AverageAnnualReturnYear01	(9.48%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	(1.37%)
FS Multi-Strategy Alternatives Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.93%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
FS Multi-Strategy Alternatives Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.05%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
FS Multi-Strategy Alternatives Fund | BofAML US 3 Month T-Bill | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
FS Multi-Strategy Alternatives Fund | BofAML US 3 Month T-Bill | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
FS Multi-Strategy Alternatives Fund | HFRX Global Hedge Fund Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.81%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
FS Multi-Strategy Alternatives Fund | HFRX Global Hedge Fund Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.81%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.17%

[1]	The expense information has been restated to reflect current fees.
[2]	Dividend and Interest Expense includes dividend expense on short sales of 0.24% and interest, commitment fees and other borrowing costs of 0.42%.
[3]
The costs of investing in swaps are estimated to be between approximately 0.20% to 0.50% of the Fund’s average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.

[4]
The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund until at least April 30, 2022. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver after the Adviser bears the expense, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver and reimbursement or recoupment.